Vontobel U.S. Value Fund
                       Vontobel International Equity Fund

                       Supplement dated February 21, 2002
                                     to the
                          Prospectus Dated May 1, 2001

1. Effective February 21, 2002, the purchase of shares of the Vontobel U.S. Value Fund (the "Value Fund") and the Vontobel International Equity Fund (the "International Equity Fund") will be subject to a contingent deferred sales charge of 2.00% on shares redeemed within three (3) months of purchase.

     The following disclosure replaces the fee tables currently presented under the section entitled "Fund Fees and Expenses" found on page 4.


                                   VALUE FUND

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                  None
Maximum Deferred Sales Charge (Load)                              2.00%(2)
Maximum Sales Charge (Load) Imposed on Reinvested
      Dividends and other Distributions                           None
Redemption Fee (1)                                                None
Exchange Fee (3)                                                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                                   1.00%
Distribution  (12b-1 Fees)                                        None
Other Expenses                                                    0.75%
                                                                  -----
Total Annual Fund Operating  Expenses                             1.75%
                                                                  =====


                            INTERNATIONAL EQUITY FUND

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                  None
Maximum Deferred Sales Charge (Load)                              2.00%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
      and other Distributions                                     None
Redemption Fee (1)                                                None
Exchange Fee (3)                                                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                                   0.90%
Distribution (12b-1 Fees)                                         None
Other Expenses                                                    0.49%
                                                                  -----
Total Annual Fund Operating Expenses                              1.39%
                                                                  =====

(1) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.

(2) You will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within three (3) months.

(3)  A shareholder may be charged a $10 fee for each telephone exchange.

2. The following disclosure replaces in its entirety the second paragraph under the section entitled "Redeeming Shares" currently found on page 11 of the Prospectus.

The Company's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. The Company deducts a 2% contingent deferred sales charge from the proceeds of the U.S. Value and International Equity Fund shares redeemed less than three months after purchase (including shares to be exchanged). Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                            Vontobel U.S. Value Fund
                       Vontobel International Equity Fund

                       Supplement dated February 21, 2002
                                     to the
              Statement of Additional Information Dated May 1, 2001

1. Effective February 21, 2002, the purchase of shares of the Vontobel U.S. Value Fund (the "Value Fund") and the Vontobel International Equity Fund (the "International Equity Fund") will be subject to a contingent deferred sales charge of 2.00% on shares redeemed within three (3) months of purchase.

The following disclosure replaces in its entirety the second paragraph of the section entitled "Selling Shares" under the heading "ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES" found on page 27 of the Statement of Additional
Information:

A 2.00% contingent deferred sales charge is deducted from the proceeds of the Value Fund and the International Equity Fund shares redeemed less than three months after purchase (including shares to be exchanged).

                       PLEASE RETAIN FOR FUTURE REFERENCE